Organization, Nature of Business, Liquidity, and Management Plan (Details Narrative) (10-K)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Ownership interest	100.00%	100.00%
First Quarter of 2018 [Member]
Significant customer withheld payment	customer withheld payment on approximately $250,000
Turning Point Research Ltd [Member]
Ownership interest	100.00%	100.00%